Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Multi-Style Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Aggressive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Non-U.S.Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated June 15, 2016 to

PROSPECTUS DATED MAY 1, 2016

As supplemented June 8, 2016

NAME CHANGES: Effective June 2, 2016:

(i)	Russell Investment Management Company changed its name to Russell Investment Management, LLC. Accordingly, all references in the Prospectus to “Russell Investment Management Company” or “RIMCo” are changed to “Russell Investment Management, LLC” or “RIM”, respectively.

(ii)	Russell Fund Services Company changed its name to Russell Investments Fund Services, LLC. Accordingly, all references in the Prospectus to “Russell Fund Services Company” or “RFSC” are changed to “Russell Investments Fund Services, LLC” or “RIFS”, respectively.

(iii)	Russell Financial Services, Inc. changed its name to Russell Investments Financial Services, LLC. Accordingly, all references in the Prospectus to “Russell Financial Services, Inc.” or “RFS” are changed to “Russell Investments Financial Services, LLC” or “the Distributor”, respectively.

(iv)	Russell Trust Company changed its name to Russell Investments Trust Company. Accordingly, all references in the Prospectus to “Russell Trust Company” are changed to “Russell Investments Trust Company.”